UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06071

Deutsche DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

June 30, 2023
Semiannual Report
to Shareholders
DWS Equity 500 Index Fund

Contents

DWS Equity 500 Index Fund
4	Letter to Shareholders
5	Performance Summary
6	Portfolio Manager
7	Portfolio Summary
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements
20	Other Information
21	Information About Your Fund’s Expenses
Deutsche DWS Equity 500 Index Portfolio
24	Investment Portfolio
43	Statement of Assets and Liabilities
44	Statement of Operations
45	Statements of Changes in Net Assets
46	Financial Highlights
47	Notes to Financial Statements
54	Liquidity Risk Management
55	Advisory Agreement Board Considerations and Fee Evaluation
60	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Equity 500 Index Fund

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI” ), and has been licensed for use by DWS Investment Management Americas, Inc. (“DIMA” ). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P” ); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones” ); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by DIMA. The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

DWS Equity 500 Index Fund	|	3

Letter to Shareholders
Dear Shareholder:
This past year can be described as one where there were major structural disruptions and challenges impacting financial markets: record high inflation; end of ultra-loose monetary policy; impact of slower growth in China; ongoing political attacks on global trade; demographic change profoundly affecting more and more countries; and finally, the Ukraine conflict, the future course of which continues to be highly unpredictable.
It is therefore apparent that there will be no lack of challenges for investors in 2023. With looming recession concerns in the U.S. and Europe, we believe the prospects for equity returns will be challenging for the remainder of 2023. Further, aggressive tightening by the Federal Reserve and international monetary authorities has increased pressure on banks and their ability to lend, and also negatively impacted the performance of fixed income securities. Inflation continues to remain above monetary authority targets, however there is evidence that rate hikes by the Federal Reserve are beginning to take effect and cool the pace of rising prices.
Consequently, we believe that it is important for investors to diversify their investments given the level of volatility in markets. Balanced portfolios can help mitigate the negative impact of unexpected economic, geopolitical, and market events. While investment objectives are unique to each investor, we do believe there may be benefits to owning corporate and government bonds given their potential for yield as well as holding equities for their ability to counter the negative effects of persistent inflation.
In our view, these factors of market volatility, unpredictable economic events, and complex geo-political forces strongly underscore the value add of active portfolio management. The partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

4	|	DWS Equity 500 Index Fund

Performance SummaryJune 30, 2023 (Unaudited)

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 6/30/23
No Sales Charges	16.77%	19.36%	12.14%	12.47%
S&P 500® Index†	16.89%	19.59%	12.31%	12.62%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/23
No Sales Charges	16.74%	19.29%	12.08%	12.57%
S&P 500® Index†	16.89%	19.59%	12.31%	12.86%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/23
No Sales Charges	16.77%	19.35%	12.14%	12.62%
S&P 500® Index†	16.89%	19.59%	12.31%	12.86%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2023 are 0.23%, 0.34% and 0.30% for Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS Equity 500 Index Fund	|	5

Growth of an Assumed $1,000,000 Investment

Yearly periods ended June 30

The growth of $1,000,000 is cumulative.
The minimum initial investment for the Institutional Class is $1,000,000.
Performance of other share classes will vary based on the fee structure of those classes.
*	Class R6 shares commenced operations on March 31, 2017.
†
The S&P® 500 Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

‡	Total returns shown for periods less than one year are not annualized.

	Class R6	Class S	Institutional Class
Net Asset Value
6/30/23	$176.49	$171.64	$176.53
12/31/22	$152.81	$148.63	$152.84
Distribution Information as of 6/30/23
Income Dividends, Six Months	$1.23	$1.15	$1.23
Capital Gain Distributions	$.6141	$.6141	$.6141
Portfolio Manager
Brent Reeder. Senior Vice President of Northern Trust Investments, Inc.
Portfolio Manager of the Fund. Began managing the Fund in 2007.
—Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

6	|	DWS Equity 500 Index Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/23	12/31/22
Common Stocks	99%	100%
Cash Equivalents	1%	0%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/23	12/31/22
Information Technology	28%	26%
Health Care	13%	16%
Financials	12%	12%
Consumer Discretionary	11%	10%
Industrials	8%	8%
Communication Services	8%	7%
Consumer Staples	7%	7%
Energy	4%	5%
Utilities	3%	3%
Materials	3%	3%
Real Estate	3%	3%
	100%	100%

DWS Equity 500 Index Fund	|	7

Ten Largest Equity Holdings at June 30, 2023 (31.3% of Net Assets)
1Apple, Inc.	7.6%
Designs, manufactures and markets personal computers and related computing and mobile-communication devices
2Microsoft Corp.	6.7%
Develops, manufactures, licenses, sells and supports software products
3Alphabet, Inc.	3.5%
Holding company with subsidiaries that provide web-based search, maps, hardware products and various software applications
4Amazon.com, Inc.	3.1%
Online retailer offering a wide range of products
5NVIDIA Corp.	2.8%
Designs, develops and markets three dimensional (3D) graphic processors
6Tesla, Inc.	1.9%
Designs,manufactures and sells high-perfomance electric vehicles and electric vehicle powertrain components
7Meta Platforms, Inc.	1.7%
Operator of social networking web site
8Berkshire Hathaway, Inc.	1.6%
Holding company of insurance business and a variety of other businesses
9UnitedHealth Group, Inc.	1.2%
Operator of organized health systems
10Exxon Mobil Corp.	1.2%
Explorer and producer of oil and gas
Portfolio holdings and characteristics are subject to change.
DWS Equity 500 Index Fund (the “Fund” ) is a feeder fund that invests substantially all of its assets in a “master portfolio,”  the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), and owns a pro rata interest in the Portfolio’s net assets. The Asset Allocation, Sector Diversification and Ten Largest Equity Holdings at June 30, 2023 are based on the holdings of Deutsche DWS Equity 500 Index Portfolio.
For more complete details about the Portfolio’s investment portfolio, see page 24. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 60 for contact information.

8	|	DWS Equity 500 Index Fund

Statement of Assets and Liabilities
as of June 30, 2023 (Unaudited)

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$392,957,863
Receivable for Fund shares sold	181,411
Other assets	28,399
Total assets	393,167,673
Liabilities
Payable for Fund shares redeemed	17,741,166
Accrued Trustees' fees	997
Other accrued expenses and payables	115,557
Total liabilities	17,857,720
Net assets, at value	$375,309,953
Net Assets Consist of
Distributable earnings (loss)	321,588,629
Paid-in capital	53,721,324
Net assets, at value	$375,309,953
Net Asset Value
Class R6
Net Asset Value, offering and redemption price per share ($9,318,145 ÷ 52,797 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$176.49
Class S
Net Asset Value, offering and redemption price per share ($252,475,736 ÷ 1,470,919 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$171.64
Institutional Class
Net Asset Value, offering and redemption price per share ($113,516,072 ÷ 643,047 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$176.53
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	9

Statement of Operations
for the six months ended June 30, 2023 (Unaudited)

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:
Dividends (net of foreign taxes withheld of $19,111)	$3,667,496
Interest	11,588
Income distributions — DWS Central Cash Management Government Fund	95,069
Securities lending income, net of borrower rebates	52
Expenses	(227,881)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	3,546,324
Expenses:
Administration fee	214,334
Services to shareholders	209,460
Professional fees	27,899
Reports to shareholders	18,464
Registration fees	25,599
Trustees' fees and expenses	2,298
Other	3,810
Total expenses before expense reductions	501,864
Expense reductions	(218,322)
Total expenses after expense reductions	283,542
Net investment income	3,262,782
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	31,325,206
Futures	400,590
31,725,796
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	31,363,157
Futures	202,099
31,565,256
Net gain (loss)	63,291,052
Net increase (decrease) in net assets resulting from operations	$66,553,834
The accompanying notes are an integral part of the financial statements.

10	|	DWS Equity 500 Index Fund

Statements of Changes in Net Assets
	Six Months Ended June 30, 2023	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$3,262,782	$7,340,852
Net realized gain (loss)	31,725,796	30,974,125
Change in net unrealized appreciation (depreciation)	31,565,256	(153,350,927)
Net increase (decrease) in net assets resulting from operations	66,553,834	(115,035,950)
Distributions to shareholders:
Class R6	(102,211)	(1,113,206)
Class S	(2,631,525)	(30,917,729)
Institutional Class	(1,754,800)	(28,498,158)
Total distributions	(4,488,536)	(60,529,093)
Fund share transactions:
Proceeds from shares sold	23,126,353	67,604,243
Reinvestment of distributions	4,282,274	57,982,723
Payments for shares redeemed	(170,953,648)	(156,055,962)
Net increase (decrease) in net assets from Fund share transactions	(143,545,021)	(30,468,996)
Increase (decrease) in net assets	(81,479,723)	(206,034,039)
Net assets at beginning of period	456,789,676	662,823,715
Net assets at end of period	$375,309,953	$456,789,676

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	11

Financial Highlights
DWS Equity 500 Index Fund — Class R6
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$152.81	$213.73	$192.26	$198.17	$172.91	$220.83
Income (loss) from investment operations:
Net investment income[a]	1.23	2.62	2.61	3.17	3.55	4.09
Net realized and unrealized gain (loss)	24.29	(41.39)	51.07	29.98	49.27	(12.67)[b]
Total from investment operations	25.52	(38.77)	53.68	33.15	52.82	(8.58)
Less distributions from:
Net investment income	(1.23)	(2.49)	(2.90)	(3.20)	(3.44)	(3.78)
Net realized gains	(.61 )	(19.66)	(29.31)	(35.86)	(24.12)	(35.56)
Total distributions	(1.84)	(22.15)	(32.21)	(39.06)	(27.56)	(39.34)
Net asset value, end of period	$176.49	$152.81	$213.73	$192.26	$198.17	$172.91
Total Return (%)	16.77 c*	(18.27)[c]	28.44 [c]	18.05 [c]	31.21 [c]	(4.23)[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	9	8	7	5	4
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.24 **	.23	.22	.23	.24	.23
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.20 **	.20	.20	.20	.23	.23
Ratio of net investment income (%)	1.52 **	1.45	1.21	1.64	1.80	1.82
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	4	3	3

[a]	Based on average shares outstanding during the period.
[b]
Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been
.30% lower.

[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity 500 Index Fund

DWS Equity 500 Index Fund — Class S
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$148.63	$208.54	$188.17	$194.65	$170.17	$217.91
Income (loss) from investment operations:
Net investment income[a]	1.15	2.46	2.44	3.03	3.40	3.80
Net realized and unrealized gain (loss)	23.62	(40.36)	49.97	29.40	48.47	(12.38)[b]
Total from investment operations	24.77	(37.90)	52.41	32.43	51.87	(8.58)
Less distributions from:
Net investment income	(1.15)	(2.35)	(2.73)	(3.05)	(3.27)	(3.60)
Net realized gains	(.61 )	(19.66)	(29.31)	(35.86)	(24.12)	(35.56)
Total distributions	(1.76)	(22.01)	(32.04)	(38.91)	(27.39)	(39.16)
Net asset value, end of period	$171.64	$148.63	$208.54	$188.17	$194.65	$170.17
Total Return (%)[c]	16.74 *	(18.31)	28.37	17.99	31.14	(4.27)[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	252	230	337	325	331	329
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.35 **	.34	.35	.36	.39	.34
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.25 **	.25	.25	.25	.28	.29
Ratio of net investment income (%)	1.47 **	1.38	1.16	1.61	1.75	1.71
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	4	3	3

[a]	Based on average shares outstanding during the period.
[b]
Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been
.30% lower.

[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	13

DWS Equity 500 Index Fund — Institutional Class
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$152.84	$213.77	$192.30	$198.20	$172.92	$220.85
Income (loss) from investment operations:
Net investment income[a]	1.19	2.61	2.60	3.19	3.56	3.94
Net realized and unrealized gain (loss)	24.34	(41.38)	51.08	29.97	49.27	(12.55)[b]
Total from investment operations	25.53	(38.77)	53.68	33.16	52.83	(8.61)
Less distributions from:
Net investment income	(1.23)	(2.50)	(2.90)	(3.20)	(3.43)	(3.76)
Net realized gains	(.61 )	(19.66)	(29.31)	(35.86)	(24.12)	(35.56)
Total distributions	(1.84)	(22.16)	(32.21)	(39.06)	(27.55)	(39.32)
Net asset value, end of period	$176.53	$152.84	$213.77	$192.30	$198.20	$172.92
Total Return (%)[c]	16.77 *	(18.27)	28.43	18.05	31.21	(4.23)[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	114	218	318	279	291	217
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.31 **	.30	.28	.29	.27	.33
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.20 **	.20	.20	.20	.23	.24
Ratio of net investment income (%)	1.48 **	1.42	1.21	1.66	1.80	1.75
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	4	3	3

[a]	Based on average shares outstanding during the period.
[b]
Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been
.30% lower.

[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS Equity 500 Index Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Equity 500 Index Fund (the “Fund” ) is a diversified series of Deutsche DWS Institutional Funds (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2023, the Fund owned approximately 25% of the Portfolio.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual

DWS Equity 500 Index Fund	|	15

results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2022, and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in derivatives and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

16	|	DWS Equity 500 Index Fund

The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
B.
Related Parties
Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.05% of the Fund’s average daily net assets, accrued daily and payable monthly.
For the period from January 1, 2023 through April 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class R6	.20%
Class S	.25%
Institutional Class	.20%

DWS Equity 500 Index Fund	|	17

For the six months ended June 30, 2023, fees waived and/or expenses reimbursed for each class are as follows:
Class R6	$1,636
Class S	117,553
Institutional Class	99,133
$218,322
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2023, the Administration Fee was $214,334, of which $30,897 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2023
Class R6	$86	$21
Class S	12,428	4,103
Institutional Class	623	205
	$13,137	$4,329
In addition, for the six months ended June 30, 2023, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:

Sub-Recordkeeping	Total Aggregated
Class S	$124,882
Institutional Class	66,251
$191,133
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the

18	|	DWS Equity 500 Index Fund

six months ended June 30, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,103, of which $170 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Dollars	Shares	Dollars
Shares sold
Class R6	4,256	$692,724	15,619	$2,773,540
Class S	69,312	10,725,033	106,365	19,463,714
Institutional Class	71,761	11,708,596	247,442	45,366,989
		$23,126,353		$67,604,243
Shares issued to shareholders in reinvestment of distributions
Class R6	571	$95,721	6,399	$1,005,764
Class S	15,920	2,595,071	198,520	30,419,039
Institutional Class	9,623	1,591,482	168,465	26,557,920
		$4,282,274		$57,982,723
Shares redeemed
Class R6	(9,498)	$(1,593,531)	(3,809)	$(685,977)
Class S	(163,692)	(26,280,850)	(369,755)	(67,884,331)
Institutional Class	(862,827)	(143,079,267)	(478,078)	(87,485,654)
		$(170,953,648)		$(156,055,962)
Net increase (decrease)
Class R6	(4,671)	$(805,086)	18,209	$3,093,327
Class S	(78,460)	(12,960,746)	(64,870)	(18,001,578)
Institutional Class	(781,443)	(129,779,189)	(62,171)	(15,560,745)
		$(143,545,021)		$(30,468,996)

DWS Equity 500 Index Fund	|	19

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

20	|	Deutsche DWS Equity 500 Index Portfolio

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2023 to June 30, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Class S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Equity 500 Index Fund	|	21

Expenses and Value of a $1,000 Investment
for the six months ended June 30, 2023 (Unaudited)

Actual Fund Return*	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/23	$1,167.70	$1,167.40	$1,167.70
Expenses Paid per $1,000**	$1.07	$1.34	$1.07
Hypothetical 5% Fund Return	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/23	$1,023.80	$1,023.55	$1,023.80
Expenses Paid per $1,000**	$1.00	$1.25	$1.00

*	Expenses include amounts allocated proportionally from the master portfolio.
**
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class R6	Class S	Institutional Class
DWS Equity 500 Index Fund	.20%	.25%	.20%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

22	|	DWS Equity 500 Index Fund

(The following financial statements of the Deutsche DWS Equity 500 Index Portfolio should be read in conjunction with the Fund’s financial statements.)

Deutsche DWS Equity 500 Index Portfolio	|	23

Investment Portfolioas of June 30, 2023 (Unaudited)

	Shares	Value ($)
Common Stocks 98.7%
Communication Services 8.3%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	294,395	4,695,600
Verizon Communications, Inc.	172,609	6,419,329
		11,114,929
Entertainment 1.4%
Activision Blizzard, Inc.*	29,408	2,479,094
Electronic Arts, Inc.	10,758	1,395,313
Live Nation Entertainment, Inc.*	5,916	539,007
Netflix, Inc.*	18,262	8,044,228
Take-Two Interactive Software, Inc.*	6,547	963,457
Walt Disney Co.*	75,107	6,705,553
Warner Bros Discovery, Inc.*	91,317	1,145,115
		21,271,767
Interactive Media & Services 5.3%
Alphabet, Inc. “A” *	244,092	29,217,812
Alphabet, Inc. “C” *	209,966	25,399,587
Match Group, Inc.*	11,413	477,634
Meta Platforms, Inc. “A” *	90,886	26,082,464
		81,177,497
Media 0.7%
Charter Communications, Inc. “A” *	4,260	1,564,996
Comcast Corp. “A”	170,790	7,096,324
Fox Corp. “A”	11,421	388,314
Fox Corp. “B”	5,196	165,700
Interpublic Group of Companies, Inc.	16,129	622,257
News Corp. “A”	15,257	297,512
News Corp. “B”	4,685	92,388
Omnicom Group, Inc.	8,177	778,042
Paramount Global “B”	20,113	319,998
		11,325,531
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	23,622	3,281,096
The accompanying notes are an integral part of the financial statements.

24	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Consumer Discretionary 10.5%
Automobile Components 0.1%
Aptiv PLC*	11,192	1,142,591
BorgWarner, Inc.	9,570	468,069
		1,610,660
Automobiles 2.2%
Ford Motor Co.	161,344	2,441,135
General Motors Co.	57,085	2,201,198
Tesla, Inc.*	110,686	28,974,274
		33,616,607
Broadline Retail 3.2%
Amazon.com, Inc.*	366,764	47,811,355
eBay, Inc.	21,780	973,348
Etsy, Inc.*	5,191	439,211
		49,223,914
Distributors 0.1%
Genuine Parts Co.	5,824	985,595
LKQ Corp.	10,488	611,136
Pool Corp.	1,583	593,055
		2,189,786
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.*	1,516	4,093,700
Caesars Entertainment, Inc.*	8,871	452,155
Carnival Corp.*	41,364	778,884
Chipotle Mexican Grill, Inc.*	1,131	2,419,209
Darden Restaurants, Inc.	5,024	839,410
Domino’s Pizza, Inc.	1,462	492,679
Expedia Group, Inc.*	5,820	636,650
Hilton Worldwide Holdings, Inc.	10,858	1,580,382
Las Vegas Sands Corp.*	13,585	787,930
Marriott International, Inc. “A”	10,597	1,946,563
McDonald’s Corp.	29,949	8,937,081
MGM Resorts International	12,134	532,925
Norwegian Cruise Line Holdings Ltd.*	17,097	372,202
Royal Caribbean Cruises Ltd.*	9,064	940,299
Starbucks Corp.	47,048	4,660,575
Wynn Resorts Ltd.	4,262	450,110
Yum! Brands, Inc.	11,578	1,604,132
		31,524,886
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	25

	Shares	Value ($)
Household Durables 0.4%
D.R. Horton, Inc.	12,623	1,536,093
Garmin Ltd.	6,347	661,929
Lennar Corp. “A”	10,467	1,311,620
Mohawk Industries, Inc.*	2,044	210,859
Newell Brands, Inc.	14,993	130,439
NVR, Inc.*	125	793,827
PulteGroup, Inc.	9,328	724,599
Whirlpool Corp.	2,161	321,535
		5,690,901
Leisure Products 0.0%
Hasbro, Inc.	5,312	344,058
Specialty Retail 2.1%
Advance Auto Parts, Inc.	2,394	168,298
AutoZone, Inc.*	753	1,877,500
Bath & Body Works, Inc.	9,423	353,362
Best Buy Co., Inc.	8,131	666,335
CarMax, Inc.*	6,463	540,953
Home Depot, Inc.	41,604	12,923,867
Lowe’s Companies, Inc.	24,478	5,524,685
O’Reilly Automotive, Inc.*	2,493	2,381,563
Ross Stores, Inc.	13,998	1,569,596
TJX Companies, Inc.	47,196	4,001,749
Tractor Supply Co.	4,563	1,008,879
Ulta Beauty, Inc.*	2,050	964,720
		31,981,507
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. “B”	50,552	5,579,424
Ralph Lauren Corp.	1,791	220,830
Tapestry, Inc.	9,744	417,043
VF Corp.	13,638	260,350
		6,477,647
Consumer Staples 6.6%
Beverages 1.7%
Brown-Forman Corp. “B”	7,561	504,923
Coca-Cola Co.	159,741	9,619,603
Constellation Brands, Inc. “A”	6,598	1,623,966
Keurig Dr Pepper, Inc.	34,377	1,074,969
Molson Coors Beverage Co. “B”	7,776	511,972
The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Monster Beverage Corp.*	31,465	1,807,349
PepsiCo, Inc.	56,604	10,484,193
		25,626,975
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	18,210	9,803,900
Dollar General Corp.	8,992	1,526,662
Dollar Tree, Inc.*	8,586	1,232,091
Kroger Co.	26,915	1,265,005
Sysco Corp.	20,960	1,555,232
Target Corp.	19,006	2,506,891
Walgreens Boots Alliance, Inc.	29,533	841,395
Walmart, Inc.	57,614	9,055,769
		27,786,945
Food Products 1.0%
Archer-Daniels-Midland Co.	22,356	1,689,219
Bunge Ltd.	6,190	584,027
Campbell Soup Co.	8,297	379,256
Conagra Brands, Inc.	19,689	663,913
General Mills, Inc.	23,965	1,838,115
Hormel Foods Corp.	11,962	481,112
Kellogg Co.	10,569	712,351
Kraft Heinz Co.	32,880	1,167,240
Lamb Weston Holdings, Inc.	5,944	683,263
McCormick & Co., Inc.	10,351	902,918
Mondelez International, Inc. “A”	55,747	4,066,186
The Hershey Co.	6,072	1,516,178
The J.M. Smucker Co.	4,408	650,929
Tyson Foods, Inc. “A”	11,800	602,272
		15,936,979
Household Products 1.4%
Church & Dwight Co., Inc.	10,070	1,009,316
Clorox Co.	5,101	811,263
Colgate-Palmolive Co.	33,885	2,610,501
Kimberly-Clark Corp.	13,940	1,924,556
Procter & Gamble Co.	96,790	14,686,915
		21,042,551
Personal Care Products 0.1%
Estee Lauder Companies, Inc. “A”	9,565	1,878,375
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	27

	Shares	Value ($)
Tobacco 0.6%
Altria Group, Inc.	73,255	3,318,451
Philip Morris International, Inc.	63,758	6,224,056
		9,542,507
Energy 4.1%
Energy Equipment & Services 0.4%
Baker Hughes Co.	41,531	1,312,795
Halliburton Co.	37,302	1,230,593
Schlumberger NV	58,626	2,879,709
		5,423,097
Oil, Gas & Consumable Fuels 3.7%
APA Corp.	12,571	429,551
Chevron Corp.	71,562	11,260,281
ConocoPhillips	49,688	5,148,174
Coterra Energy, Inc.	30,987	783,971
Devon Energy Corp.	26,285	1,270,617
Diamondback Energy, Inc.	7,373	968,517
EOG Resources, Inc.	23,975	2,743,699
EQT Corp.	15,166	623,778
Exxon Mobil Corp.	166,089	17,813,045
Hess Corp.	11,460	1,557,987
Kinder Morgan, Inc.	81,692	1,406,736
Marathon Oil Corp.	24,994	575,362
Marathon Petroleum Corp.	17,408	2,029,773
Occidental Petroleum Corp.	29,499	1,734,541
ONEOK, Inc.	18,443	1,138,302
Phillips 66	18,817	1,794,765
Pioneer Natural Resources Co.	9,582	1,985,199
Targa Resources Corp.	9,353	711,763
Valero Energy Corp.	14,841	1,740,849
Williams Companies, Inc.	50,276	1,640,506
		57,357,416
Financials 12.2%
Banks 3.0%
Bank of America Corp.	284,925	8,174,498
Citigroup, Inc.	79,991	3,682,786
Citizens Financial Group, Inc.	20,292	529,215
Comerica, Inc.	5,344	226,372
Fifth Third Bancorp.	28,168	738,283
Huntington Bancshares, Inc.	59,503	641,442
JPMorgan Chase & Co.	120,074	17,463,563
The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
KeyCorp.	37,782	349,106
M&T Bank Corp.	6,772	838,103
PNC Financial Services Group, Inc.	16,337	2,057,645
Regions Financial Corp.	38,453	685,232
Truist Financial Corp.	54,757	1,661,875
U.S. Bancorp.	57,477	1,899,040
Wells Fargo & Co.	154,122	6,577,927
Zions Bancorp. NA	6,023	161,778
		45,686,865
Capital Markets 2.6%
Ameriprise Financial, Inc.	4,276	1,420,316
Bank of New York Mellon Corp.	29,284	1,303,724
BlackRock, Inc.	6,137	4,241,526
Cboe Global Markets, Inc.	4,384	605,036
Charles Schwab Corp.	61,026	3,458,954
CME Group, Inc.	14,853	2,752,112
FactSet Research Systems, Inc.	1,581	633,428
Franklin Resources, Inc.	11,385	304,093
Intercontinental Exchange, Inc.	23,079	2,609,773
Invesco Ltd.	18,468	310,447
MarketAxess Holdings, Inc.	1,531	400,234
Moody’s Corp.	6,506	2,262,266
Morgan Stanley	53,464	4,565,826
MSCI, Inc.	3,302	1,549,596
Nasdaq, Inc.	14,000	697,900
Northern Trust Corp.	8,599	637,530
Raymond James Financial, Inc.	7,765	805,774
S&P Global, Inc.	13,441	5,388,363
State Street Corp.	13,650	998,907
T. Rowe Price Group, Inc.	9,257	1,036,969
The Goldman Sachs Group, Inc.	13,647	4,401,703
		40,384,477
Consumer Finance 0.5%
American Express Co.	24,405	4,251,351
Capital One Financial Corp.	15,751	1,722,687
Discover Financial Services	10,394	1,214,539
Synchrony Financial	17,871	606,184
		7,794,761
Financial Services 4.1%
Berkshire Hathaway, Inc. “B” *	73,293	24,992,913
Fidelity National Information Services, Inc.	24,501	1,340,205
Fiserv, Inc.*	25,312	3,193,109
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	29

	Shares	Value ($)
FleetCor Technologies, Inc.*	3,049	765,543
Global Payments, Inc.	10,868	1,070,715
Jack Henry & Associates, Inc.	3,018	505,002
Mastercard, Inc. “A”	34,371	13,518,114
PayPal Holdings, Inc.*	45,822	3,057,702
Visa, Inc. “A”	66,474	15,786,246
		64,229,549
Insurance 2.0%
Aflac, Inc.	22,417	1,564,707
Allstate Corp.	10,860	1,184,174
American International Group, Inc.	29,719	1,710,031
Aon PLC “A”	8,353	2,883,456
Arch Capital Group Ltd.*	15,165	1,135,100
Arthur J. Gallagher & Co.	8,757	1,922,775
Assurant, Inc.	2,160	271,555
Brown & Brown, Inc.	9,707	668,230
Chubb Ltd.	16,970	3,267,743
Cincinnati Financial Corp.	6,487	631,315
Everest Re Group Ltd.	1,770	605,092
Globe Life, Inc.	3,724	408,225
Hartford Financial Services Group, Inc.	12,537	902,915
Lincoln National Corp.	6,261	161,283
Loews Corp.	7,559	448,853
Marsh & McLennan Companies, Inc.	20,250	3,808,620
MetLife, Inc.	26,384	1,491,488
Principal Financial Group, Inc.	9,399	712,820
Progressive Corp.	24,151	3,196,868
Prudential Financial, Inc.	15,165	1,337,856
Travelers Companies, Inc.	9,549	1,658,279
W.R. Berkley Corp.	8,411	500,959
Willis Towers Watson PLC	4,405	1,037,378
		31,509,722
Health Care 13.2%
Biotechnology 1.9%
AbbVie, Inc.	72,470	9,763,883
Amgen, Inc.	21,886	4,859,130
Biogen, Inc.*	5,946	1,693,718
Gilead Sciences, Inc.	51,193	3,945,445
Incyte Corp.*	7,637	475,403
Moderna, Inc.*	13,451	1,634,296
The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Regeneron Pharmaceuticals, Inc.*	4,439	3,189,599
Vertex Pharmaceuticals, Inc.*	10,616	3,735,877
		29,297,351
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	71,300	7,773,126
Align Technology, Inc.*	2,912	1,029,800
Baxter International, Inc.	20,836	949,288
Becton, Dickinson & Co.	11,725	3,095,517
Boston Scientific Corp.*	59,165	3,200,235
DENTSPLY SIRONA, Inc.	8,875	355,178
DexCom, Inc.*	15,955	2,050,377
Edwards Lifesciences Corp.*	24,796	2,339,007
GE HealthCare Technologies, Inc.*	16,065	1,305,121
Hologic, Inc.*	10,186	824,760
IDEXX Laboratories, Inc.*	3,420	1,717,627
Insulet Corp.*	2,868	826,959
Intuitive Surgical, Inc.*	14,374	4,915,046
Medtronic PLC	54,554	4,806,207
ResMed, Inc.	6,068	1,325,858
STERIS PLC	4,099	922,193
Stryker Corp.	13,922	4,247,463
Teleflex, Inc.	1,936	468,570
The Cooper Companies, Inc.	2,038	781,430
Zimmer Biomet Holdings, Inc.	8,669	1,262,206
		44,195,968
Health Care Providers & Services 2.8%
AmerisourceBergen Corp.	6,692	1,287,742
Cardinal Health, Inc.	10,411	984,568
Centene Corp.*	22,527	1,519,446
Cigna Group	12,159	3,411,815
CVS Health Corp.	52,636	3,638,727
DaVita, Inc.*	2,201	221,134
Elevance Health, Inc.	9,737	4,326,052
HCA Healthcare, Inc.	8,448	2,563,799
Henry Schein, Inc.*	5,185	420,504
Humana, Inc.	5,127	2,292,436
Laboratory Corp. of America Holdings	3,662	883,750
McKesson Corp.	5,572	2,380,971
Molina Healthcare, Inc.*	2,380	716,951
Quest Diagnostics, Inc.	4,586	644,608
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	31

	Shares	Value ($)
UnitedHealth Group, Inc.	38,278	18,397,938
Universal Health Services, Inc. “B”	2,652	418,406
		44,108,847
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	12,213	1,468,613
Bio-Rad Laboratories, Inc. “A” *	889	337,038
Bio-Techne Corp.	6,491	529,860
Charles River Laboratories International, Inc.*	2,099	441,315
Danaher Corp.	27,236	6,536,640
Illumina, Inc.*	6,493	1,217,373
IQVIA Holdings, Inc.*	7,665	1,722,862
Mettler-Toledo International, Inc.*	913	1,197,527
Revvity, Inc.	5,213	619,252
Thermo Fisher Scientific, Inc.	15,822	8,255,128
Waters Corp.*	2,455	654,356
West Pharmaceutical Services, Inc.	3,057	1,169,211
		24,149,175
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	86,238	5,514,920
Catalent, Inc.*	7,150	310,024
Eli Lilly & Co.	32,364	15,178,069
Johnson & Johnson	106,763	17,671,412
Merck & Co., Inc.	104,202	12,023,869
Organon & Co.	10,326	214,884
Pfizer, Inc.	231,777	8,501,580
Viatris, Inc.	49,064	489,659
Zoetis, Inc.	18,953	3,263,896
		63,168,313
Industrials 8.4%
Aerospace & Defense 1.6%
Axon Enterprise, Inc.*	2,868	559,604
Boeing Co.*	23,219	4,902,924
General Dynamics Corp.	9,291	1,998,959
Howmet Aerospace, Inc.	15,205	753,560
Huntington Ingalls Industries, Inc.	1,637	372,581
L3Harris Technologies, Inc.	7,862	1,539,144
Lockheed Martin Corp.	9,253	4,259,896
Northrop Grumman Corp.	5,859	2,670,532
Raytheon Technologies Corp.	59,941	5,871,821
The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Textron, Inc.	8,075	546,112
TransDigm Group, Inc.	2,142	1,915,312
		25,390,445
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	4,866	459,107
Expeditors International of Washington, Inc.	6,200	751,006
FedEx Corp.	9,494	2,353,563
United Parcel Service, Inc. “B”	29,758	5,334,121
		8,897,797
Building Products 0.4%
A.O. Smith Corp.	4,902	356,767
Allegion PLC	3,540	424,871
Carrier Global Corp.	34,435	1,711,764
Johnson Controls International PLC	28,368	1,932,995
Masco Corp.	9,299	533,577
Trane Technologies PLC	9,287	1,776,232
		6,736,206
Commercial Services & Supplies 0.5%
Cintas Corp.	3,575	1,777,061
Copart, Inc.*	17,743	1,618,339
Republic Services, Inc.	8,500	1,301,945
Rollins, Inc.	9,348	400,375
Waste Management, Inc.	15,156	2,628,353
		7,726,073
Construction & Engineering 0.1%
Quanta Services, Inc.	5,902	1,159,448
Electrical Equipment 0.6%
AMETEK, Inc.	9,471	1,533,166
Eaton Corp. PLC	16,412	3,300,453
Emerson Electric Co.	23,580	2,131,396
Generac Holdings, Inc.*	2,532	377,597
Rockwell Automation, Inc.	4,734	1,559,616
		8,902,228
Ground Transportation 0.8%
CSX Corp.	83,095	2,833,539
J.B. Hunt Transport Services, Inc.	3,432	621,295
Norfolk Southern Corp.	9,401	2,131,771
Old Dominion Freight Line, Inc.	3,742	1,383,605
Union Pacific Corp.	25,004	5,116,318
		12,086,528
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	33

	Shares	Value ($)
Industrial Conglomerates 0.8%
3M Co.	22,717	2,273,745
General Electric Co.	44,672	4,907,219
Honeywell International, Inc.	27,266	5,657,695
		12,838,659
Machinery 1.8%
Caterpillar, Inc.	21,148	5,203,466
Cummins, Inc.	5,833	1,430,018
Deere & Co.	11,061	4,481,807
Dover Corp.	5,766	851,350
Fortive Corp.	14,565	1,089,025
IDEX Corp.	3,112	669,889
Illinois Tool Works, Inc.	11,301	2,827,058
Ingersoll Rand, Inc.	16,713	1,092,362
Nordson Corp.	2,217	550,215
Otis Worldwide Corp.	17,129	1,524,652
PACCAR, Inc.	21,548	1,802,490
Parker-Hannifin Corp.	5,294	2,064,872
Pentair PLC	6,789	438,569
Snap-on, Inc.	2,194	632,289
Stanley Black & Decker, Inc.	6,215	582,408
Westinghouse Air Brake Technologies Corp.	7,508	823,402
Xylem, Inc.	9,864	1,110,884
		27,174,756
Passenger Airlines 0.2%
Alaska Air Group, Inc.*	5,116	272,069
American Airlines Group, Inc.*	26,833	481,384
Delta Air Lines, Inc.*	26,392	1,254,676
Southwest Airlines Co.	24,647	892,468
United Airlines Holdings, Inc.*	13,584	745,354
		3,645,951
Professional Services 0.7%
Automatic Data Processing, Inc.	16,946	3,724,561
Broadridge Financial Solutions, Inc.	4,862	805,293
Ceridian HCM Holding, Inc.*	6,345	424,925
Equifax, Inc.	5,058	1,190,147
Jacobs Solutions, Inc.	5,233	622,151
Leidos Holdings, Inc.	5,654	500,266
Paychex, Inc.	13,257	1,483,061
Paycom Software, Inc.	1,990	639,268
The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Robert Half International, Inc.	4,345	326,831
Verisk Analytics, Inc.	5,907	1,335,159
		11,051,662
Trading Companies & Distributors 0.3%
Fastenal Co.	23,540	1,388,625
United Rentals, Inc.	2,809	1,251,044
W.W. Grainger, Inc.	1,819	1,434,445
		4,074,114
Information Technology 27.9%
Communications Equipment 0.8%
Arista Networks, Inc.*	10,249	1,660,953
Cisco Systems, Inc.	168,327	8,709,239
F5, Inc.*	2,427	354,973
Juniper Networks, Inc.	13,316	417,190
Motorola Solutions, Inc.	6,902	2,024,219
		13,166,574
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. “A”	24,589	2,088,836
CDW Corp.	5,595	1,026,682
Corning, Inc.	31,446	1,101,868
Keysight Technologies, Inc.*	7,372	1,234,441
TE Connectivity Ltd.	12,834	1,798,813
Teledyne Technologies, Inc.*	1,936	795,909
Trimble, Inc.*	10,187	539,300
Zebra Technologies Corp. “A” *	2,132	630,710
		9,216,559
IT Services 1.1%
Accenture PLC “A”	25,942	8,005,182
Akamai Technologies, Inc.*	6,194	556,655
Cognizant Technology Solutions Corp. “A”	21,029	1,372,773
DXC Technology Co.*	8,847	236,392
EPAM Systems, Inc.*	2,375	533,781
Gartner, Inc.*	3,266	1,144,112
International Business Machines Corp.	37,337	4,996,064
VeriSign, Inc.*	3,676	830,666
		17,675,625
Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices, Inc.*	66,137	7,533,666
Analog Devices, Inc.	20,737	4,039,775
Applied Materials, Inc.	34,824	5,033,461
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	35

	Shares	Value ($)
Broadcom, Inc.	17,125	14,854,739
Enphase Energy, Inc.*	5,613	940,065
First Solar, Inc.*	4,094	778,228
Intel Corp.	171,315	5,728,774
KLA Corp.	5,623	2,727,267
Lam Research Corp.	5,509	3,541,516
Microchip Technology, Inc.	22,640	2,028,318
Micron Technology, Inc.	45,065	2,844,052
Monolithic Power Systems, Inc.	1,849	998,885
NVIDIA Corp.	101,606	42,981,370
NXP Semiconductors NV	10,710	2,192,123
ON Semiconductor Corp.*	17,844	1,687,685
Qorvo, Inc.*	3,962	404,243
QUALCOMM, Inc.	45,741	5,445,009
Skyworks Solutions, Inc.	6,572	727,455
SolarEdge Technologies, Inc.*	2,308	620,967
Teradyne, Inc.	6,441	717,076
Texas Instruments, Inc.	37,228	6,701,785
		112,526,459
Software 10.2%
Adobe, Inc.*	18,842	9,213,550
ANSYS, Inc.*	3,597	1,187,981
Autodesk, Inc.*	8,768	1,794,020
Cadence Design Systems, Inc.*	11,175	2,620,761
Fair Isaac Corp.*	1,039	840,769
Fortinet, Inc.*	26,779	2,024,225
Gen Digital, Inc.	23,483	435,610
Intuit, Inc.	11,512	5,274,683
Microsoft Corp.	305,501	104,035,310
Oracle Corp.	63,204	7,526,964
Palo Alto Networks, Inc.*	12,419	3,173,179
PTC, Inc.*	4,396	625,551
Roper Technologies, Inc.	4,380	2,105,904
Salesforce, Inc.*	40,213	8,495,398
ServiceNow, Inc.*	8,381	4,709,871
Synopsys, Inc.*	6,246	2,719,571
Tyler Technologies, Inc.*	1,719	715,912
		157,499,259
Technology Hardware, Storage & Peripherals 7.9%
Apple, Inc.	607,474	117,831,732
Hewlett Packard Enterprise Co.	52,992	890,266
HP, Inc.	35,712	1,096,716
The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
NetApp, Inc.	8,906	680,418
Seagate Technology Holdings PLC	7,923	490,196
Western Digital Corp.*	13,167	499,424
		121,488,752
Materials 2.5%
Chemicals 1.7%
Air Products & Chemicals, Inc.	9,171	2,746,990
Albemarle Corp.	4,837	1,079,086
Celanese Corp.	4,077	472,117
CF Industries Holdings, Inc.	8,104	562,580
Corteva, Inc.	29,442	1,687,027
Dow, Inc.	29,118	1,550,825
DuPont de Nemours, Inc.	18,924	1,351,930
Eastman Chemical Co.	4,889	409,307
Ecolab, Inc.	10,234	1,910,585
FMC Corp.	5,205	543,090
International Flavors & Fragrances, Inc.	10,528	837,923
Linde PLC	20,076	7,650,562
LyondellBasell Industries NV “A”	10,489	963,205
PPG Industries, Inc.	9,707	1,439,548
Sherwin-Williams Co.	9,587	2,545,540
The Mosaic Co.	13,556	474,460
		26,224,775
Construction Materials 0.2%
Martin Marietta Materials, Inc.	2,567	1,185,158
Vulcan Materials Co.	5,494	1,238,568
		2,423,726
Containers & Packaging 0.2%
Amcor PLC	61,459	613,361
Avery Dennison Corp.	3,350	575,530
Ball Corp.	12,966	754,751
International Paper Co.	14,704	467,734
Packaging Corp. of America	3,580	473,132
Sealed Air Corp.	5,766	230,640
Westrock Co.	10,555	306,834
		3,421,982
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	59,011	2,360,440
Newmont Corp.	32,772	1,398,054
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	37

	Shares	Value ($)
Nucor Corp.	10,288	1,687,026
Steel Dynamics, Inc.	6,537	712,075
		6,157,595
Real Estate 2.5%
Health Care REITs 0.2%
Healthpeak Properties, Inc.	22,217	446,562
Ventas, Inc.	16,522	780,995
Welltower, Inc.	20,355	1,646,516
		2,874,073
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	29,574	497,730
Industrial REITs 0.3%
Prologis, Inc.	37,890	4,646,451
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	6,507	738,479
Boston Properties, Inc.	5,846	336,671
		1,075,150
Real Estate Management & Development 0.2%
CBRE Group, Inc. “A” *	12,742	1,028,407
CoStar Group, Inc.*	16,800	1,495,200
		2,523,607
Residential REITs 0.3%
AvalonBay Communities, Inc.	5,781	1,094,170
Camden Property Trust	4,253	463,024
Equity Residential	14,081	928,924
Essex Property Trust, Inc.	2,669	625,347
Invitation Homes, Inc.	24,016	826,150
Mid-America Apartment Communities, Inc.	4,763	723,309
UDR, Inc.	12,639	542,971
		5,203,895
Retail REITs 0.3%
Federal Realty Investment Trust	3,015	291,762
Kimco Realty Corp.	25,586	504,556
Realty Income Corp.	27,457	1,641,654
Regency Centers Corp.	6,399	395,266
Simon Property Group, Inc.	13,500	1,558,980
		4,392,218
Specialized REITs 1.1%
American Tower Corp.	19,130	3,710,072
The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Crown Castle, Inc.	17,879	2,037,133
Digital Realty Trust, Inc.	11,873	1,351,979
Equinix, Inc.	3,823	2,997,003
Extra Space Storage, Inc.	5,532	823,438
Iron Mountain, Inc.	12,018	682,863
Public Storage	6,530	1,905,976
SBA Communications Corp.	4,459	1,033,418
VICI Properties, Inc.	41,514	1,304,785
Weyerhaeuser Co.	30,290	1,015,018
		16,861,685
Utilities 2.5%
Electric Utilities 1.7%
Alliant Energy Corp.	10,366	544,008
American Electric Power Co., Inc.	21,215	1,786,303
Constellation Energy Corp.	13,297	1,217,340
Duke Energy Corp.	31,789	2,852,745
Edison International	15,774	1,095,504
Entergy Corp.	8,539	831,442
Evergy, Inc.	9,494	554,639
Eversource Energy	14,374	1,019,404
Exelon Corp.	41,055	1,672,581
FirstEnergy Corp.	22,444	872,623
NextEra Energy, Inc.	83,038	6,161,420
NRG Energy, Inc.	9,256	346,082
PG&E Corp.*	66,512	1,149,327
Pinnacle West Capital Corp.	4,631	377,241
PPL Corp.	30,448	805,654
Southern Co.	44,950	3,157,738
Xcel Energy, Inc.	22,616	1,406,037
		25,850,088
Gas Utilities 0.0%
Atmos Energy Corp.	5,918	688,500
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	27,596	572,065
Multi-Utilities 0.7%
Ameren Corp.	10,692	873,216
CenterPoint Energy, Inc.	26,042	759,124
CMS Energy Corp.	12,043	707,526
Consolidated Edison, Inc.	14,075	1,272,380
Dominion Energy, Inc.	34,399	1,781,524
DTE Energy Co.	8,335	917,017
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	39

	Shares	Value ($)
NiSource, Inc.	16,828	460,246
Public Service Enterprise Group, Inc.	20,591	1,289,202
Sempra Energy	12,980	1,889,758
WEC Energy Group, Inc.	13,015	1,148,444
		11,098,437
Water Utilities 0.1%
American Water Works Co., Inc.	7,965	1,137,004
Total Common Stocks (Cost $375,512,011)		1,526,856,735

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.861% (a), 10/26/2023 (b) (Cost $1,018,231)	1,035,000	1,017,808

	Shares	Value ($)
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 5.13% (c) (Cost $17,562,954)	17,562,954	17,562,954

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $394,093,196)	99.9	1,545,437,497
Other Assets and Liabilities, Net	0.1	1,325,435
Net Assets	100.0	1,546,762,932
The accompanying notes are an integral part of the financial statements.

40	|	Deutsche DWS Equity 500 Index Portfolio

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2023 are as follows:
Value ($) at 12/31/2022	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2023	Value ($) at 6/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.03% (c) (d)
350,418	—	350,418 (e)	—	—	143	—	—	—
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 5.13% (c)
6,023,842	181,292,859	169,753,747	—	—	331,316	—	17,562,954	17,562,954
6,374,260	181,292,859	170,104,165	—	—	331,459	—	17,562,954	17,562,954

*	Non-income producing security.
(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	At June 30, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2023.

REIT: Real Estate Investment Trust
At June 30, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/15/2023	85	18,750,645	19,075,063	324,418
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	41

Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,526,856,735	$—	$—	$1,526,856,735
Government & Agency Obligations	—	1,017,808	—	1,017,808
Short-Term Investments	17,562,954	—	—	17,562,954
Derivatives (b)
Futures Contracts	324,418	—	—	324,418
Total	$1,544,744,107	$1,017,808	$—	$1,545,761,915

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

42	|	Deutsche DWS Equity 500 Index Portfolio

Statement of Assets and Liabilities
as of June 30, 2023 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $376,530,242)	$1,527,874,543
Investment in DWS Central Cash Management Government Fund (cost $17,562,954)	17,562,954
Cash	15,319
Receivable for investments sold	181,930
Dividends receivable	976,349
Interest receivable	72,863
Receivable for variation margin on futures contracts	235,087
Other assets	9,614
Total assets	1,546,928,659
Liabilities
Accrued management fee	62,232
Accrued Trustees' fees	8,509
Other accrued expenses and payables	94,986
Total liabilities	165,727
Net assets, at value	$1,546,762,932
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	43

Statement of Operations
for the six months ended June 30, 2023 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $65,126)	$12,604,171
Interest	39,106
Income distributions — DWS Central Cash Management Government Fund	331,316
Securities lending income, net of borrower rebates	143
Total income	12,974,736
Expenses:
Management fee	377,302
Administration fee	226,381
Custodian fee	11,035
Professional fees	43,233
Reports to shareholders	12,127
Trustees' fees and expenses	36,027
Other	75,386
Total expenses	781,491
Net investment income	12,193,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	116,762,149
Futures	1,504,887
118,267,036
Change in net unrealized appreciation (depreciation) on:
Investments	104,144,035
Futures	657,612
104,801,647
Net gain (loss)	223,068,683
Net increase (decrease) in net assets resulting from operations	$235,261,928
The accompanying notes are an integral part of the financial statements.

44	|	Deutsche DWS Equity 500 Index Portfolio

Statements of Changes in Net Assets
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended June 30, 2023	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$12,193,245	$25,362,950
Net realized gain (loss)	118,267,036	98,348,342
Change in net unrealized appreciation (depreciation)	104,801,647	(479,856,635)
Net increase (decrease) in net assets resulting from operations	235,261,928	(356,145,343)
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	11,193,327	32,754,340
Value of capital withdrawn	(182,162,377)	(201,732,311)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(170,969,050)	(168,977,971)
Increase (decrease) in net assets	64,292,878	(525,123,314)
Net assets at beginning of period	1,482,470,054	2,007,593,368
Net assets at end of period	$1,546,762,932	$1,482,470,054

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	45

Financial Highlights
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,547	1,482	2,008	1,730	1,693	1,457
Ratio of expenses (%)	.10 *	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.62 *	1.53	1.31	1.76	1.93	1.90
Portfolio turnover rate (%)	1 **	2	2	4	3	3
Total investment return (%)[a]	16.82 **	(18.17)	28.53	18.15	31.34	(4.09)[b]

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
[b]	Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. Excluding this reimbursement, total return would have been .30% lower.
*	Annualized
**	Not annualized
The accompanying notes are an integral part of the financial statements.

46	|	Deutsche DWS Equity 500 Index Portfolio

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a diversified open-end management investment company organized as a New York trust.
The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2023, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 75% and 25%, respectively, of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s

Deutsche DWS Equity 500 Index Portfolio	|	47

own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

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Securities Lending. Prior to June 23, 2023, Brown Brothers Harriman & Co. served as securities lending agent for the Fund. Effective June 23, 2023, Deutsche Bank AG, as securities lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2023, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of June 30, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2023, the Fund had no securities on loan.
Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

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At June 30, 2023, the aggregate cost of investments for federal income tax purposes was $420,640,090. The net unrealized appreciation for all investments based on tax cost was $1,124,797,407. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,169,709,334 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $44,911,927.
The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Contingencies.  In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2023, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or

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received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2023, is included in a table following the Portfolio’s Investment Portfolio. For the six months ended June 30, 2023, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $9,459,000 to $19,075,000.
The following table summarizes the value of the Portfolio’s derivative instruments held as of June 30, 2023, presented by primary underlying risk exposure:
Assets Derivative	Futures Contracts
Equity Contracts (a)	$324,418
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,504,887
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

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Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$657,612
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended June 30, 2023, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $7,531,201 and $173,969,600, respectively.
D.
Related Parties
DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), serves as the investment manager to the Portfolio.
Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI” ) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.
The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee” ) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2023, the Administration Fee was $226,381, of which $37,339 is unpaid.
Other Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2023, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,535, of which $180 is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

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Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Portfolio indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Portfolio equal to the amount of the investment management fee payable on the Portfolio’s assets invested in DWS ESG Liquidity Fund.
E.
Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2023.

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Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by the Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2023, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period” ). During the Reporting Period, your Fund was predominately invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

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Advisory Agreement Board Considerations and Fee Evaluation
DWS Equity 500 Index Fund (the “Fund” ), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the sub-advisory agreement (the “Sub-Advisory Agreement” ) between DIMA and Northern Trust Investments, Inc. (“NTI” ), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements” ) in September 2022. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed

DWS Equity 500 Index Fund	|	55

the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into

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place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Institutional Class shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.097% fees paid to DIMA under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The

DWS Equity 500 Index Fund	|	57

Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and

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to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Equity 500 Index Fund	|	59

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Class S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

60	|	DWS Equity 500 Index Fund

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class S	Institutional Class
Nasdaq Symbol	BTIEX	BTIIX
CUSIP Number	25159R 205	25159R 106
Fund Number	815	565

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	BTIRX
CUSIP Number	25159R 866
Fund Number	1615

DWS Equity 500 Index Fund	|	61

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DE500-3
(R-028288-12 8/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Fund, a series of Deutsche DWS Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/29/2023